Significant events	12 Months Ended
Dec. 31, 2019
Significant events
Significant events

3.   Significant events

The following is a summary of the significant corporate transactions undertaken by the Bank over the last three years:

3.1 Sale of the Custody business

On July 24, 2015, Banco Santander (Spain) made an offer to the Bank to purchase their custody business. This offer was accepted by the Bank. The agreed sale price on that date was 1,191 million pesos. This offer required the Bank to transfer their custody business; however, this obligation was subject to the following conditions: i) was valid until June 30, 2016; ii) was subject to the same conditions established in a global agreement signed by Banco Santander (Spain) consisted of the sale of the custody businesses in Spain, Mexico and Brazil; iii) authorizations must have been obtained from the Mexican authorities to establish a special purpose entity whose objective was the operation of the custody business in Mexico; iv) was dependent on the global transaction, if it was terminated, the transaction would also terminate in Mexico; and v) the transaction should have been formalized through the signing of the respective contracts.

On August 22, 2016, Mexican authorities authorized Banco Santander (Spain) to establish and operate a new bank in Mexico named Banco S3 México, S.A., Institución de Banca Múltiple (Banco S3). The activities of Banco S3 would be focused on the specialized business of deposits, custody and management of securities and cash in Mexico. On February 2, 2018, the Mexican Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público or SHCP by its Spanish acronym) and the CNBV authorized Banco S3 to operate as a financial institution in Mexico.

On January 2, 2018, the Bank, as seller, and Banco S3, as buyer, entered into a purchase-sale agreement of the custody business of the Bank. The agreed sale price was 850 million pesos, of which 90% of the total amount was paid on February 9, 2018 and the remaining 10% would be paid one year after January 2, 2018. It was agreed by both parties, that the remaining 10% of the sale price could be adjusted contingent on the successful transfer of customers from the Bank to Banco S3. Later during October 2018, the agreed sale price was adjusted by 128 million pesos due to the low transfer rate of clients from the Bank to Banco S3 being the final sale price agreed of 722 million pesos.

This transaction was considered executed between entities under common control, therefore the effect from the sale of the custody business was an increase of 506 million pesos in Accumulated reserves within Shareholders’ equity in the consolidated balance sheet.

3.2 Acquisition of shares of Bolsa Mexicana de Valores, S.A.B. de C.V.

On November 22, 2017, through an assignment contract, the Bank acquired from Casa de Bolsa Santander México, S.A. de C.V., Grupo Financiero Santander México (hereinafter, “the Brokerage House”) its participation held in the Trust 1576 as depositary of 14,176,749 shares of Bolsa Mexicana de Valores, S.A.B. of C.V. (BOLSA A), as well as the rights and obligations derived from the Trust's contract, for an amount of 449 million pesos.

3.3 Authorization to incorporate Santander Inclusión Financiera, S.A. de C.V.

On October 5, 2017, the SHCP authorized the incorporation of a new company called Santander Inclusión Financiera, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada, Grupo Financiero Santander México (Inclusión Financiera) as a subsidiary of the Bank, which its main activity is granting credits to low income creditors. The aim of this incorporation is to achieve a social impact through a competitive offer in the sector of microcredits.

3.4 Corporate Restructuring

Through the Ordinary and Extraordinary Shareholders' Meeting held on December 8, 2017, it was approved to carry out a “Corporate Restructuring” process that involved Grupo Financiero Santander México, S.A.B. de C.V. (hereinafter, “the Former Group”), the Bank and the Brokerage House, as well as the constitution of a new holding company. The Corporate Restructuring was authorized by the SHCP through Official Letter UBVA/077/2017 dated December 13, 2017.

The purpose of the Corporate Restructuring is to comply with certain guidelines issued by the European Central Bank, which establish, among other matters, that the contributions from minority shareholders can only be computed in the consolidated regulatory capital of Banco Santander, S.A. (Spain), if: (i) the company in which they own shares collects deposits from the general public (a credit institution in the case of Mexico) and (ii) such company’s equity is regulated.

The process of the Corporate Restructuring considered the following:

Merger of companies

On January 1, 2018, as part of the Corporate Restructuring, the Former Group was merged, as the merged entity, with the Bank, as the merging entity that subsists, the latter assuming all rights and obligations of the merged entity (the “Merger”). The Merger was carried out in accordance with the merger procedures provided in the Mexican Corporation Law, as well as specifically in the Financial Group Regulations Law and the Credit Institutions Law.

The Merger consisted in carrying out the corporate acts necessary for the Bank to merge the Former Group, which ceased to exist and therefore its shares were deregistered from the National Registry of Securities of Mexico (Registro Nacional de Valores or RNV by its acronym in Spanish). As a result the shareholders of the Former Group received one share of the Bank for each share they owned of the Former Group. Accordingly, the shareholders that previously participated in the Former Group's share capital, now participate in the Bank’s share capital.

To ensure that the exchange factor between the Former Group and the Bank's shares is equivalent to one, various corporate actions were approved at the Shareholders' Meeting of the Former Group on December 8, 2017, including a decree and payment of a cash dividend to the shareholders of the Former Group for an amount up to 1,950 million pesos and an equity concentration (reverse split) of the Bank's shares. The final amount of the dividend to make equivalent the book value of the shares of the Former Group with those of the Bank amounted to 1,822 million pesos, which was paid on January 25, 2018.

Prior to the Merger, the Former Group was a “foreign private issuer” and its Series B shares were listed on the Bolsa Mexicana de Valores and its American Depositary Shares (ADS) representing the Former Group’s Series B shares were listed on the New York Stock Exchange (NYSE). Following the Merger, the Bank became the “foreign private issuer” and its Series B shares are listed on the Bolsa Mexicana de Valores and its ADS representing the Bank’s Series B shares are listed on the NYSE.

On January 26, 2018, the merger agreements were registered in the Public Registry of Commerce; on the same date, the delivery of the Bank's shares through S.D. INDEVAL Institución para el Depósito de Valores, S.A. de C.V. (Institution for the Deposit of Securities or INDEVAL) to the Bank's shareholders was completed.

The merger was accounted at the existing carrying amounts of the Bank and the Former Group given that this transaction is considered under common control. The total assets and total liabilities of the Former Group merged by the Bank amounted to 117 million pesos and 175 million pesos, respectively.

Constitution of a new holding company

Immediately after the Merger was fully effective, a new holding company called Grupo Financiero Santander México, S.A. de C.V. (hereinafter, the “New Financial Group”) was created, which was authorized to be organized as a financial group by resolution issued by the SHCP. As part of the constitution,  Banco Santander, S.A. (Spain), as owner, contributed of all the shares representing the capital stock of the Bank. Consequently, the New Financial Group owns 74.96% of the shares representing the share capital of the Bank and 99.99% of the shares representing the share capital of the Brokerage House.

Transfer of ownership of shares of the Brokerage House

As part of the Merger, the Brokerage House became a direct subsidiary of the Bank due to the transfer of ownership of shares of the merged entity. However, according to Article 89 of the Credit Institutions Law, commercial banks in Mexico cannot hold ownership interest in broker-dealers. The aforementioned acquisition act is exclusively instrumental for the achievement of the Corporate Restructuring.

Therefore, the Bank, as the merging entity of the Former Group, agreed to dispose of the shares of the Brokerage House simultaneously as the Merger was effective. The sale of shares representing the share capital of the Brokerage House is considered as part of the Corporate Restructuring. The sale price has been agreed between the Bank and the New Financial Group for an amount of 1,175 million pesos.

The sale of shares representing the share capital of the Brokerage House originated a charge of 19 million pesos (net of income tax) to Accumulated reserves within Shareholders’ equity in the consolidated balance sheet given that this transaction is considered executed by entities under common control.

Share-based payment transactions

As a result of the Corporate Restructuring detailed above, the share-based payment transactions of the Bank will be settled through its own equity instruments starting January 1, 2018. The Bank changed from a cash-settled transaction to an equity-settled transaction. Consequently, it was derecognized the liability regarding those cash-settled transactions and it was recognized in Accumulated reserves within Shareholders’ equity an amount of 319 million pesos related to the equity-settled share-based payment.

3.5 Acquisition of Isban México, S.A. de C.V.

On October 26, 2017, the Board of Directors approved the acquisition of Isban México, S.A. de C.V. (ISBAN) with the objective of creating a new technology operating model for the Bank.

The CNBV authorized on September 14, 2018, the acquisition by the Bank of all the shares representing the capital stock of ISBAN.

On October 11, 2018, the Bank acquired from Banco Santander, S.A. (Spain) for 1,077 million pesos, all the shares representing the capital stock of ISBAN. This acquisition originated a charge of 225 million pesos in Accumulated reserves within Shareholders’ equity in the consolidated balance sheet given that this transaction was considered executed by entities under common control.

On October 15, 2018, the Board of Directors of ISBAN approved the change of its corporate name from ISBAN to Santander Tecnología México, S.A. de C.V. (Santander Tecnología México).

The carrying amount of the assets acquired and liabilities assumed at the date of the acquisition were as follows:

Carrying amount

Assets:
Cash	715
Tangible assets	457
Other assets	318
1,490
Liabilities:
Other liabilities	(638)

Net assets acquired	852
Acquisition cost	(1,077)
Effect on acquisition	(225)

3.6 Early settlement of Tier II Subordinated Capital Notes - Expiration of cash tender offer

On September 26, 2018, the Bank completed a cash tender offer (Tender Offer) for any and all of its outstanding 5.95% Tier II Subordinated Capital Notes issued on December 27, 2013 with a ten-year maturity (January 30, 2024). The amount effectively tendered was USD 1,222,907,000 which represented 94.07% of such 5.95% Tier II Subordinated Capital Notes. On January 30, 2019, the Bank exercised its call option and amortized the remaining USD 77,093,000.00.

3.7 Issue of Tier II Subordinated Capital Notes due 2028

On October 1, 2018, the Bank issued 5.95% Tier II Subordinated Capital Notes due 2028 for a total of USD 1,300 million, meeting the capital requirements under Basel III criteria for complementary capital/Tier II. Banco Santander (Spain) purchased USD 975 million, or 75%, of these Subordinated Notes.

The Tier II Subordinated Capital Notes due 2028 were offered in the United States of America through a private placement to qualified institutional buyers, in accordance with Rule 144A under the U.S. Securities Act of 1933, as amended (Securities Act), and outside the United States of America, in accordance with Regulation S under the Securities Act.

3.8 Change of corporate name

On October 10, 2018, a modification in the Bank’s corporate name was duly approved such that, from that date, the Bank is named Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México. The modification consisted of eliminating the parentheses that were around the word “México”.

3.9 Exchange Offers

On August 18, 2019, Banco Santander (Spain) announced the commencement of its exchange offers to acquire all the issued and outstanding Series B shares and ADSs of Banco Santander México in exchange for 0.337 of Banco Santander (Spain)´s ordinary share for each Banco Santander México´s Series B share and 1.685 Banco Santander (Spain)´s ADS for each Banco Santander México’s ADS.

The exchange offers comprised a United States exchange offer and a concurrent Mexican exchange offer.

The United States exchange offer was made pursuant to an offer to exchange/prospectus filed with the United States Securities and Exchange Commission on August 8, 2019, and was open to all United States holders of Banco Santander México´s Series B shares and all holders of Banco Santander México’s ADSs, wherever located. The Mexican exchange offer was made pursuant to a Mexican information statement and placement prospectus and was open to holders of Banco Santander México´s Series B shares.

On September 6, 2019, Banco Santander (Spain) informed the expiration of the acceptance period of the exchange offers made for all the issued and outstanding Series B shares and ADSs of Banco Santander México.

Share-based payment transactions

As a result of the exchange offers detailed above, the share-based payment transactions for those executive officers that concurred to the exchange offers changed from an equity-settled transaction to a cash-settled transaction. Consequently, 122 million pesos were reclassified from Accumulated reserves within Shareholders’ equity to Other liabilities in the consolidated balance sheet.